UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 100.5%
New York 97.7%
Albany County, NY, Airport Authority Revenue, Series A, AMT, 0.47% *, 12/15/2023, Bank of America NA (a)	970,000	970,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.33% *, 7/1/2038, TD Bank NA (a)	6,330,000	6,330,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delware Ave. LLC Project, Series A, AMT, 0.38% *, 9/1/2033, Hudson River Bank & Trust Co. (a)	10,240,000	10,240,000
Broome County, NY, Industrial Development Agency, Civic Facility Revenue, Elizabeth Church Manor, 0.3% *, 2/1/2029, Sovereign Bank FSB (a)	4,080,000	4,080,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.35% *, 12/1/2033, Bank of America NA (a)	5,000,000	5,000,000
Glen Cove, NY, Housing Authority Revenue, Series 57G, 144A, AMT, 0.36% *, 10/1/2026	425,000	425,000

Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.36% *, 10/1/2045	14,510,000	14,510,000
Long Island, NY, Power Authority, Electric Systems Revenue, Series 3A, 0.36% *, 5/1/2033, JPMorgan Chase Bank & Landesbank Baden-Württemberg (a)	3,800,000	3,800,000
Nassau County, NY, Industrial Development Agency Revenue, Series 75G, 144A, AMT, 0.36% *, 12/1/2033	3,995,000	3,995,000
Nassau County, NY, Interim Finance Authority Revenue:
Series D-2, 0.3% *, 11/15/2015	5,000,000	5,000,000
Series D-1, 0.35% *, 11/15/2017	2,185,000	2,185,000
New York, Metropolitan Transportation Authority Revenue, Series E-2, 0.35% *, 11/1/2035, Fortis Bank SA (a)	12,500,000	12,500,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York Law School, 0.25% *, 7/1/2038, TD Bank NA (a)	4,500,000	4,500,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Series A, 0.3% *, 11/15/2036	4,000,000	4,000,000
New York, State Dormitory Authority Revenues, Park Ridge Hospital, Inc., 0.37% *, 7/1/2029, JPMorgan Chase Bank (a)	1,975,000	1,975,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-12121, 0.36% *, 6/15/2010	7,100,000	7,100,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series D, 0.28% *, 7/1/2031, TD Bank NA (a)	2,500,000	2,500,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.22% *, 5/15/2037	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.28% *, 5/15/2036	7,000,000	7,000,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.35% *, 5/15/2036	3,950,000	3,950,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 0.3% *, 5/15/2033	2,300,000	2,300,000
New York, State Local Government Assistance Corp., Series 8V, 0.3% *, 4/1/2019	2,000,000	2,000,000
New York, State Revenue Bonds, Series 2008-3506, 144A, 0.43% *, 4/1/2016 (b)	6,185,000	6,185,000
New York, State Urban Development, Barclays Capital Municipal Trust Receipts, Series 6W-D, 144A, 0.35% *, 3/15/2037	6,500,000	6,500,000
New York, State Urban Development Corp. Revenue:
Series 2008-053, 144A, 1.3% *, 3/15/2023, Dexia Credit Local (a)	11,965,000	11,965,000
Series 2008-054, 144A, 1.3% *, 3/15/2024, Dexia Credit Local (a)	14,960,000	14,960,000
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-4, 0.4% *, 1/1/2032	15,415,000	15,415,000
Series A-1, 2.0% *, Mandatory Put 1/20/2010 @ 100, 11/15/2038	4,000,000	4,016,346
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 0.33% *, 1/1/2037, ING Bank NV (a)	4,000,000	4,000,000
New York City, NY, Municipal Water Finance Authority, Series 3092, 144A, 0.31% *, 6/15/2010	3,000,000	3,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 1314, 0.35% *, 6/15/2039	5,800,000	5,800,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series AA-3, 0.5% *, 6/15/2032	4,000,000	4,000,000
New York City, NY, Transitional Finance Authority Revenue:
Series A, 144A, 0.36% *, 11/1/2030	1,000,000	1,000,000
Series B, 5.5%, 2/1/2010	2,245,000	2,281,895
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1-1B, 0.28% *, 11/1/2022	2,000,000	2,000,000
New York City, NY, Trust for Cultural Resource Revenue, Lincoln Center for the Performing Arts, Series B-1, 0.3% *, 11/1/2038, US Bank NA (a)	3,750,000	3,750,000
New York, NY, General Obligation:
Series A-5, 0.25% *, 8/1/2031, Bank of Nova Scotia (a)	1,710,000	1,710,000
Series 2951, 144A, 0.31% *, 10/1/2013	4,465,000	4,465,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 0.5% *, 3/1/2025, Wilber National Bank (a)	1,200,000	1,200,000

Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp., Series C, 0.3% *, 9/15/2037, Sovereign Bank FSB (a)	7,700,000	7,700,000

		206,308,241
Puerto Rico 2.8%
Commonwealth of Puerto Rico, Special Obligation, Series 2009-1211X, 0.35% *, 10/1/2018	1,400,000	1,400,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.4% *, 12/1/2030	4,500,000	4,500,000

		5,900,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $212,208,241) †	100.5	212,208,241
Other Assets and Liabilities, Net	(0.5)	(1,067,777)

Net Assets	100.0	211,140,464

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2009.

†	The cost for federal income tax purposes was $212,208,241.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Financial Security Assurance, Inc.		2.9
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(c)	$—	$212,208,241	$—	$212,208,241
Total	$—	$212,208,241	$—	$212,208,241
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009